BIOLOGICAL ASSETS - Additional Information (Details) - CAD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about biological assets [line items]
Biological assets	$ 1,175,772	$ 1,088,528	$ 114,559
Percentage of biological assets complete as to next expected harvest date	22.00%
Percentage of biological assets average stage of completion		39.00%
Sensitivity analysis, Impact of 5% increase (decrease) in estimated yield of cannabis per plant, Increase (decrease) in fair value of biological assets	$ 20,991	$ 52,620
Sensitivity analysis, Impact of 5% increase (decrease) in average selling price per gram less cost to sell, Increase (decrease) in fair value of biological assets	39,844	59,579
Cannabis seeds
Disclosure of detailed information about biological assets [line items]
Biological assets	91,960	28,570
Cannabis plants
Disclosure of detailed information about biological assets [line items]
Biological assets	$ 1,083,812	$ 1,059,958